Employee benefits, Assets Plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Plan assets [Abstract]
Balance at beginning of period	$ 77,390	$ 84,652
Plan contributions	6,228	5,647
Interests on assets plan	44	(44)
Balance at end of period	74,682	77,390
Assets Plan [Member]
Plan assets [Abstract]
Balance at beginning of period	490	485
Expected return on assets	175	(39)
Plan contributions	6,228	5,647
Benefits paid	(6,228)	(5,647)
Interests on assets plan	(44)	44
Balance at end of period	$ 621	$ 490